Long Term Debt - 10.0% First Priority Secured Notes Due 2019 - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 19, 2014
Debt Instrument [Line Items]
Number of vessels pledged as collateral under credit facility agreement	17
Number of vessels	18
10.0 % First Priority Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Issuance of secured notes	$ 420,000,000	$ 420,000,000
Issuance date of debt instrument	Mar. 19, 2014
Debt instrument, interest rate		10.00%
Debt instrument, maturity date	Apr. 01, 2019
Proceeds from debt issuance, net of costs	413,700,000
Interest on notes	Interest on the 2019 Notes is payable semi-annually on April 1 and October 1 of each year, commencing on October 1, 2014.
Price in percent at which excess cash flow offer is made	102.00%
Period within which Excess Cash Flow Offer is to be made	120 days
10.0 % First Priority Secured Notes Due 2019 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Excess cash flow amount offered	1,000,000
10.0 % First Priority Secured Notes Due 2019 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Excess cash flow amount offered	$ 20,000,000